Convertible Notes - Additional Information (Details) - Convertible notes (Notes) ¥ / shares in Units, $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 03, 2015 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Feb. 03, 2015 CNY (¥)	Feb. 03, 2015 USD ($) $ / shares
Debt Instrument [Line Items]
Debt instrument, face amount					¥ 556,900,000		$ 80,000
Debt instrument, interest rate						3.50%	3.50%
Debt instrument, maturity date	Feb. 03, 2020
Debt Instrument, frequency of periodic payment	semiannually
Debt instrument, initial conversion price | (per share)		$ 23.03	$ 23.03	$ 23.03	¥ 160.33		$ 23.03
Debt Instrument, initial conversion rate	43.4216
Debt Instrument, repurchase price as a percentage of principal amount	100.00%
Debt issuance costs | ¥						¥ 0
Number of ADS that each ordinary share represents	2
Portion of debt to be converted | $	$ 10,000
Amount of convertible notes converted | $		$ 21,090	$ 53,910	$ 5,000
Stock issued during period, shares, conversion of convertible securities | shares		457,881	1,170,430	108,554
American Depositary Share
Debt Instrument [Line Items]
Stock issued during period, shares, conversion of convertible securities | shares		915,762	2,340,860	217,108